February 2, 2021

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

Supplement to Prospectus and Statement of Additional Information

Effective February 1, 2021, General California Municipal Money Market Fund (the "Fund") liquidated and shares of the Fund are no longer offered.

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